ADVANCED SERIES TRUST

AST Mid-Cap Value Portfolio

Supplement dated August 25, 2021 to the
Currently Effective Summary Prospectus, Prospectus
and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust relating to the AST Mid-Cap Value Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, Richard Offen is added as a Portfolio Manager for the Portfolio. Brooks Taylor and Kevin Schmitz will continue to serve as portfolio managers for the Portfolio.

To reflect this change, the Trust’s Prospectus and SAI is hereby revised as follows:

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I.	The table in the section of the Prospectus entitled “Summary: AST Mid-Cap Value Portfolio – Management of the Portfolio” is hereby revised by adding the following with respect to Mr. Offen:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	Massachusetts Financial Services Company	Richard Offen	Portfolio Manager	June 2021
AST Investment Services, Inc.

II.	The following hereby replaces the first sentence in the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Manager – AST Mid-Cap Value Portfolio – MFS Segment”:

The MFS co-portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by MFS are Brooks Taylor, Kevin Schmitz and Richard Offen.

III.	The following is hereby added to the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Manager – AST Mid-Cap Value Portfolio”:

Richard Offen, an Investment Officer of MFS, is a co-manager of the Portfolio. He has been employed in the investment area of MFS since 2011.

IV.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Mid-Cap Value Portfolio” is hereby revised by adding the following disclosure:

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
Massachusets Financial Services Company	Richard Offen	0/$0	5/$284.9	0/$0	None

*Information as of 7/31/2021.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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